Fair Value Measurements (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair value of the Company's financial assets
Marketable Securities	$ 4,828,000	$ 15,836,000	$ 40,894,000
Assets transferred into level 3	0	0	0
Assets transferred out of level 3	0	0	0
Assets transferred from level 1 to level 2		0	0
Assets transferred from level 2 to level 1		0	0
Corporate bonds
Fair value of the Company's financial assets
Marketable Securities	4,828,000	15,836,000	32,517,000
Fair Value
Fair value of the Company's financial assets
Total financial assets	19,588,000	41,256,000	67,951,000
Fair Value | Money market funds (cash equivalents)
Fair value of the Company's financial assets
Money market funds (cash equivalents)	14,760,000	25,420,000
Fair Value | Corporate bonds
Fair value of the Company's financial assets
Marketable Securities	4,828,000	15,836,000
Fair Value | Quoted Prices in Active Markets (Level 1)
Fair value of the Company's financial assets
Total financial assets	14,760,000	25,420,000	27,057,000
Fair Value | Quoted Prices in Active Markets (Level 1) | Money market funds (cash equivalents)
Fair value of the Company's financial assets
Money market funds (cash equivalents)	14,760,000	25,420,000
Fair Value | Significant Other Observable Inputs (Level 2)
Fair value of the Company's financial assets
Total financial assets	4,828,000	15,836,000	40,894,000
Fair Value | Significant Other Observable Inputs (Level 2) | Corporate bonds
Fair value of the Company's financial assets
Marketable Securities	$ 4,828,000	15,836,000
Money market funds (cash equivalents) | Fair Value
Fair value of the Company's financial assets
Money market funds (cash equivalents)		25,420,000	27,057,000
Money market funds (cash equivalents) | Fair Value | Quoted Prices in Active Markets (Level 1)
Fair value of the Company's financial assets
Money market funds (cash equivalents)		25,420,000	27,057,000
Corporate bonds | Fair Value
Fair value of the Company's financial assets
Marketable Securities		15,836,000	32,517,000
Corporate bonds | Fair Value | Significant Other Observable Inputs (Level 2)
Fair value of the Company's financial assets
Marketable Securities		$ 15,836,000	32,517,000
U.S. Treasury and Government agencies | Fair Value
Fair value of the Company's financial assets
Marketable Securities			8,377,000
U.S. Treasury and Government agencies | Fair Value | Significant Other Observable Inputs (Level 2)
Fair value of the Company's financial assets
Marketable Securities			$ 8,377,000